Contract Acquisition Costs, Net	12 Months Ended
Dec. 31, 2016
Contract Acquisition Costs, Net
Contract Acquisition Costs, net

Note 10 Contract Acquisition Costs, Net

Significant components of contract acquisition costs as of December 31, 2016 and 2015 are summarized as follows:

(in thousands)	2016	2015
Conversion costs, net of accumulated amortization of $164.4 million and $150.0 million as of 2016 and 2015, respectively	$144,173	159,000
Payments for processing rights, net of accumulated amortization of $145.3 million and $137.9 million as of 2016 and 2015, respectively	91,527	88,811
Total	$235,700	247,811

Amortization expense related to contract acquisition costs for the years ended December 31, 2016, 2015 and 2014 is as follows:

(in thousands)	2016	2015	2014
Amortization expense related to:
Conversion costs	$28,811	27,392	17,816
Payments for processing rights	19,804	17,039	16,209

The weighted average useful life for each component of contract acquisition costs, and in total, as of December 31, 2016 is as follows:

Weighted Average Amortization Period (Yrs)
Conversion costs	12.9
Payments for processing rights	15.6
Total	14.1

Estimated future amortization expense of conversion costs and payments for processing rights as of December 31, 2016 for the next five years is:

(in thousands)	Conversion Costs	Payments for Processing Rights
2017	$32,830	19,487
2018	29,727	18,084
2019	24,480	15,220
2020	20,037	12,955
2021	18,197	10,704